Deferred tax - Expiry dates of the cumulative tax losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Line Items]
Tax losses utilized	$ 83,265	$ 118,477
Within 1 year
Income Tax Disclosure [Line Items]
Tax losses utilized	0	2,334
Over 1 year but within 5 years
Income Tax Disclosure [Line Items]
Tax losses utilized	0	16,897
Over 5 years but within 10 years
Income Tax Disclosure [Line Items]
Tax losses utilized	0	19,802
Do not expire under the relevant tax legislation
Income Tax Disclosure [Line Items]
Tax losses utilized	$ 83,265	$ 79,444